Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000099641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.95%	12.76%		13.69%
C000099643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.36%	12.98%		13.40%
C000188496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
Without Sales Load [Member] | C000099641
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%	13.80%		14.22%
Without Sales Load [Member] | C000099643
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%	12.98%		13.40%
Without Sales Load [Member] | C000188496
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%	14.15%	14.59%
Without Sales Load [Member] | C000099644
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%	14.09%		14.51%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.84%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%